Computer Software (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Computer Software
Computer software	$ 2,299.5	$ 1,592.6
Accumulated amortization	(715.9)	(699.2)
Computer software, net of accumulated amortization	1,583.6	893.4
Amortization expense for computer software	231.1	215.0	$ 233.1
Software [Member]
Computer Software
Amortization expense for computer software	228.6	209.7	$ 195.8
Software from Acquisition [Member]
Computer Software
Computer software	1,188.8	519.2
Capitalized Software Development Costs [Member]
Computer Software
Computer software	984.7	953.1
Purchased Software [Member]
Computer Software
Computer software	$ 126.0	$ 120.3